Balance Sheets (USD $)	Sep. 30, 2012	Jun. 30, 2012	Jun. 30, 2011
ASSETS:
Cash	$ 143,558	$ 85,623	$ 23,306
Prepaid interest		20,200
Total current assets	143,558	105,823	23,306
Property and equipment, net	41,554	43,767	7,250
Mining claims	250,000	250,000	250,000
TOTAL ASSETS	435,112	399,590	280,556
LIABILITIES AND STOCKHOLDERS' EQUITY:
Accounts payable and accrued liabilities	73,828	41,967	93,342
Accrued interest	50,276	43,409	27,098
Accounts payable and accrued liabilities - related party		18,000	76,316
Disputed payable	293,450	293,450
Common stock payable	298,000	38,000
Deferred liabilities	60,000	60,000	50,000
Convertible note payable	76,875	76,875	53,000
Notes payable, net of discount $0 and $29,430	594,699	594,699	520,269
TOTAL LIABILITIES	1,447,128	1,166,400	820,025
STOCKHOLDERS' DEFICIT
Series A Preferred stock, $0.0001 par value, 20,000,000 shares authorized; 0 and 3,000,000 issued and outstanding as of June 30, 2012 and 2011, respectively			300
Common stock, $0.0001 par value, 500,000,000 shares authorized; 320,862,680 and 278,507,916 issued and outstanding as of June 30, 2012 and 2011, respectively	33,165	32,086	27,851
Additional paid-in capital	6,083,640	5,807,958	4,947,879
Subscription receivable	(37,500)
Deficit accumulated during exploration stage	(7,091,321)	(6,606,854)	(5,515,499)
TOTAL STOCKHOLDERS' DEFICIT	(1,012,016)	(766,810)	(539,469)
TOTAL LIABILITIES AND STOCKHOLDERS' DEFICIT	$ 435,112	$ 399,590	$ 280,556